Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration - Schedule of Customer Credit Concentration (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Concentration Risk
Amounts of accounts receivable and contract assets	$ 168,040	$ 142,254
AT&T
Concentration Risk
Amounts of accounts receivable and contract assets	69,841	56,280
Verizon
Concentration Risk
Amounts of accounts receivable and contract assets	59,950	35,756
T- Mobile
Concentration Risk
Amounts of accounts receivable and contract assets	$ 38,249	$ 50,218
Accounts receivable and Contract assets
Concentration Risk
Concentration risk percentage	10.00%
Accounts receivable and Contract assets | Credit Concentration Risk | Customer
Concentration Risk
Credit Concentration percentage	68.40%	68.50%
Accounts receivable and Contract assets | Credit Concentration Risk | AT&T
Concentration Risk
Credit Concentration percentage	28.40%	27.10%
Accounts receivable and Contract assets | Credit Concentration Risk | Verizon
Concentration Risk
Credit Concentration percentage	24.40%	17.20%
Accounts receivable and Contract assets | Credit Concentration Risk | T- Mobile
Concentration Risk
Credit Concentration percentage	15.60%	24.20%